Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment results
Segment results are evaluated on the basis of operating income and the information given below is based on information used for internal management reporting.

Total operating revenue

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Floaters	686	322	482	1,387
Jack-up rigs	362	167	193	617
Other	340	52	37	84
Total	1,388	541	712	2,088

Depreciation

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Floaters	346	190	298	601
Jack-up rigs	80	46	93	197
Total	426	236	391	798
Amortization of intangibles

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Floaters	106	37	—	—
Jack-ups	28	21	—	—
Total	134	58	—	—

Operating profit/(loss) - net loss

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Floaters	(340)	(161)	(446)	(622)
Jack-up Rigs	23	(16)	(167)	(112)
Other	22	2	—	6
Operating loss	(295)	(175)	(613)	(728)
Unallocated items:
Total financial items and other	(966)	(422)	(3,242)	(2,308)
Loss before income taxes	(1,261)	(597)	(3,855)	(3,036)

Drilling assets - Total assets

Total assets by operating segment are as follows:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Floaters	5,297	5,508
Jack-up Rigs	1,104	1,151
Total Drilling Units and Newbuildings	6,401	6,659

Unallocated items:
Investments in Associated companies	389	800
Marketable securities	11	57
Cash and restricted cash	1,357	2,003
Other assets	1,121	1,329
Total	9,279	10,848

Drilling units - Capital expenditures (1)

Capital expenditure by operating segment are as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Floaters	139	74	93	128
Jack-ups	23	24	24	22
Total	162	98	117	150

(1)	The successor periods include additions to equipment

Schedule of revenues and fixed assets by geographic area
Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

Revenues

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Norway	469	117	82	219
Nigeria	198	108	105	193
Brazil	137	91	188	358
Saudi Arabia	130	78	79	159
United States	74	34	30	291
Angola	215	29	100	482
Others (1)	165	84	128	386
Total Revenue	1,388	541	712	2,088

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Fixed assets – drilling units (1)

Drilling unit fixed assets by geographic area are as follows:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Norway	1,818	1,326
Malaysia	805	1,070
USA	644	658
Spain	615	875
Brazil	332	688
Others (2)	2,187	2,042
Total	6,401	6,659

(1)	Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

(2)	Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
In the years ended December 31, 2019, the period from July 2, 2018 through December 31, 2018 (Successor), the period from January 1, 2018 through July 1, 2018 (Predecessor) and the year ended December 31, 2017 (Predecessor), we had the following customers with total revenues greater than 10% in any of the years presented:

	Successor		Predecessor
	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Total	18%	24%	19%	23%
Equinor	16%	7%	5%	4%
Northern Drilling	12%	—%	—%	—%
ConocoPhillips	11%	13%	8%	6%
Saudi Aramco	10%	14%	11%	8%
Petrobras	7%	10%	23%	17%
LLOG	4%	6%	4%	14%
ExxonMobil	—%	—%	10%	7%